Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2019
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
21)	TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2018	2019
Deductible temporary differences	27,816	34,703
Minimum alternate tax	744	644
Tax loss carry forwards	180,175	196,731
Total	208,735	232,078

During the year ended March 31, 2017, 2018 and 2019, the Company did not recognize deferred tax assets on tax losses, unabsorbed depreciation and other temporary differences because a trend of future profitability is not yet clearly discernible. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities. The above tax losses excluding unabsorbed depreciation in the Indian subsidiaries expire at various dates ranging from 2022 to 2035 except for the tax losses in the Singapore entity amounting to USD 796, which can be carried forward for an indefinite period. Unabsorbed depreciation of USD 32,657 in the Indian subsidiaries can be carried forward for an indefinite period.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	Assets		Liabilities		Net
Particulars	2018	2019	2018	2019	2018	2019
Property, plant and equipment	—	—	(390)	—	(390)	—
Intangible assets	—	—	(33,675)	(30,002)	(33,675)	(30,002)
Share based payments	—	115	—	—	—	115
Tax loss carry forwards	33,950	29,286	—	—	33,950	29,286
Deferred tax assets/(liabilities) before set off	33,950	29,401	(34,065)	(30,002)	(115)	(601)
Set off	(33,950)	(29,401)	33,950	29,401	—	—
Net deferred tax assets/(liabilities)	—	—	(115)	(601)	(115)	(601)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2017	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2018	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2019
Property, plant and equipment	(75)	(317)	—	2	(390)	—	362	—	28	—
Intangible assets	(37,674)	3,945	—	54	(33,675)	(1,688)	3,147	—	2,214	(30,002)
Share based payments	—	—	—	—	—	—	115	—	—	115
Tax loss carry forwards	37,590	(3,584)	—	(56)	33,950	371	(2,824)	—	(2,211)	29,286
Total	(159)	44	—	—	(115)	(1,317)	800	—	31	(601)